Goodwill and Intangible Assets	12 Months Ended
Oct. 30, 2016
Goodwill and Intangible Assets
Goodwill and Intangible Assets

Note D

Goodwill and Intangible Assets

The changes in the carrying amount of goodwill for the fiscal years ended October 30, 2016, and October 25, 2015, are presented in the table below. Additions during the fiscal year ended October 30, 2016, relate to the acquisition of Justin’s on May 26, 2016, and are preliminary pending final purchase accounting adjustments. Purchase adjustments are related to the Applegate and CytoSport acquisitions. Other reductions during the fiscal year ended October 30, 2016, are due to the sale of DCB on May 9, 2016. See additional discussion regarding the Company’s assets held for sale in Note E.

	Grocery	Refrigerated		Specialty	International
(in thousands)	Products	Foods	JOTS	Foods	& Other	Total
Balance as of October 26, 2014	$ 322,942	$ 96,643	$ 203,214	$ 470,857	$ 132,750	$ 1,226,406
Goodwill acquired	–	488,476	–	–	–	488,476
Purchase adjustments	–	–	–	7,096	–	7,096
Impairment charge	–	–	–	(21,537)	–	(21,537)
Product line disposal	(521)	(435)	–	–	(1)	(957)
Balance as of October 25, 2015	$ 322,421	$ 584,684	$ 203,214	$ 456,416	$ 132,749	$ 1,699,484
Goodwill acquired	186,379	–	–	–	–	186,379
Purchase adjustments	–	(241)	–	–	–	(241)
Goodwill sold	–	–	–	(50,134)	–	(50,134)
Impairment charge	–	–	–	(991)	–	(991)
Balance as of October 30, 2016	$ 508,800	$ 584,443	$ 203,214	$ 405,291	$ 132,749	$ 1,834,497

The gross carrying amount and accumulated amortization for definite-lived intangible assets are presented in the table below. In fiscal year 2016, customer relationships of $5.8 million and non-compete agreements of $1.4 million were acquired related to Justin’s. In fiscal year 2015, customer relationships of $25.1 million and non-compete agreements of $1.2 million were acquired related to Applegate. Through the final purchase accounting valuation of CytoSport in fiscal year 2015, the value of the customer relationships was raised to $23.3 million. Once fully amortized, the definite-lived intangible assets are removed from the table.

	October 30, 2016			October 25, 2015
	Gross		Weighted-	Gross		Weighted-
	Carrying	Accumulated	Avg Life	Carrying	Accumulated	Avg Life
(in thousands)	Amount	Amortization	(in Years)	Amount	Amortization	(in Years)
Customer lists/relationships	$ 88,240	$ (20,737)	12.2	$ 83,190	$ (13,939)	12.1
Formulas and recipes	1,950	(1,796)	10.0	7,490	(6,865)	7.2
Proprietary software and technology	–	–	N/A	7,010	(6,901)	8.1
Other intangibles	3,520	(1,677)	6.3	2,370	(1,195)	7.5
Total	$ 93,710	$ (24,210)	11.9	$ 100,060	$ (28,900)	11.3

Amortization expense for the last three fiscal years was as follows:

(in millions)
2016	$ 8.4
2015	8.1
2014	9.4

Estimated annual amortization expense for the five fiscal years after October 30, 2016, is as follows:

(in millions)
2017	$ 8.3
2018	7.8
2019	7.6
2020	7.4
2021	7.4

The carrying amounts for indefinite-lived intangible assets are in the following table. The increases represent the fair value of the tradenames acquired with Justin’s in fiscal year 2016 and Applegate in fiscal year 2015.

	October 30,	October 25,
(in thousands)	2016	2015
Brands/tradenames/trademarks	$ 825,774	$ 748,075
Other intangibles	7,984	7,984
Total	$ 833,758	$ 756,059

During the fourth quarter of fiscal years 2016, 2015, and 2014, the Company completed the required annual impairment tests of indefinite-lived intangible assets and goodwill. No impairment charges were recorded as a result of this test. Upon disposition of the Company’s DCB assets held for sale, the Company recorded a $1.0 million impairment in the second quarter of fiscal 2016. See additional discussion regarding the Company’s assets held for sale in Note E. Useful lives of intangible assets were also reviewed during this process, with no changes identified.